Schedule of related parties transactions (Details)		6 Months Ended
		Jun. 30, 2026 USD ($)		Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Related Party Transaction [Line Items]
Borrowing from related parties					$ 150,001
Contract liabilities - related parties		$ (104,243)				$ (134,901)	$ (72,453)
Due from related parties		1,320,735				1,709,164	3,745
Due to related parties							(112,000)
Accruals and other current liabilities
Other payable - related parties		(278,181)				(359,994)	(1,221,047)
Campaign Complete Solutions Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party	[1]	6,020		$ 7,790
Contract liabilities - related parties		(5,957)				(7,709)	(2,100)
Weishen Industrial Services Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party	[2]	140,905		182,345	286,718
Account receivable - related partiess		88,059				113,957	46,879
Contract liabilities - related parties		(104,243)				(134,901)	(72,453)
Trade payable - related parties							(2,017)
Related Party [Member]
Related Party Transaction [Line Items]
Borrowing from related parties					112,000
Account receivable - related partiess		89,840				116,262	49,184
Trade payable - related parties							(2,017)
Loan from Poo Chong Hee [Member]
Related Party Transaction [Line Items]
Purchases from related party		86,547	[2]	112,000
Advance To Poo Chong Hee [Member]
Related Party Transaction [Line Items]
Purchases from related party		223,169	[2]	$ 288,803
IFSC Founders [Member]
Related Party Transaction [Line Items]
Account receivable - related partiess		1,781				2,305	2,305
Poo Chong Hee [Member]
Related Party Transaction [Line Items]
Due from related parties		223,169				288,803
Due to related parties							(112,000)
WIS Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Other payable - related party		(300,548)				(388,939)	(388,939)
Other Payables Related Party [Member]
Related Party Transaction [Line Items]
Other payable - related party							(24,200)
Salary Payables Related Party [Member]
Related Party Transaction [Line Items]
Other payable - related parties							$ (10,777)

[1]	Sales comprise sales of robots of S$2,030 (2025: S$nil) and software revenue of S$5,760 (2025: S$nil).
[2]	Sales comprise sales of robots of S$14,547 (2025: S$33,506) and software revenue of S$167,798 (2025: S$253,212).